Prepayments and Other Current Assets - Additional information (Details) - Prepaid content licenses	Dec. 31, 2025
Minimum
Prepaid Expense And Other Assets Current [Line Items]
Amortization period (in year)	1 year
Maximum
Prepaid Expense And Other Assets Current [Line Items]
Amortization period (in year)	3 years